Financial risk management (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Notional value	$ 70,052
Fair value of derivative financial assets (liability)	(21)	$ (101)
Exchange Rate Risk [Member] | Cross Currency Swap C D I X U S [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	488	488
Fair value of derivative financial assets (liability)	$ (76)	(105)
Maturity	2029
Exchange Rate Risk [Member] | Short Position Foreign Currency Forwards [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 16	20
Fair value of derivative financial assets (liability)	$ 1
Maturity	2025
Interest rate risk [member] | Swap contract [member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 3,008	3,008
Fair value of derivative financial assets (liability)	$ 43	17
Maturity	2029/2034
Price Risk [Member] | Future Contracts Crude Oil And Oil Products [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ 1,121	(1,450)
Fair value of derivative financial assets (liability)	$ 11	$ (13)
Maturity	2025
Price Risk [Member] | S W A P Soybean Oil [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (11)
Maturity	2025
Price Risk [Member] | Options Long Put Soybean Oil [Member] | Derivatives Not Designated For Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Notional value	$ (3)
Maturity	2025